COMMITMENTS (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Amount of Commitment Expiration Per Period
Less Than 1 Year	$ 21,565
1-3 Years	22,233
3-5 Years	91
Total Amounts Committed	43,889
Letters of credit
Amount of Commitment Expiration Per Period
Less Than 1 Year	2,780
1-3 Years	0
3-5 Years	0
Total Amounts Committed	2,780
Purchase obligations
Amount of Commitment Expiration Per Period
Purchase Obligation	41,109
Purchase Obligation, Due in Next Twelve Months	18,785
Purchase Obligation, Due in Second and Third Year	22,233
Purchase Obligation, Due in Fourth and Fifth Year	$ 91